Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 398,836	$ 506,624
Accounts receivable, net	29,033	59,631
Investment tax credits receivable	193,918	171,204
Other tax credits	36,245	35,351
Prepaid expenses	19,734	27,911
Total Current Assets	677,766	800,621
Investments	724,001	709,047
Intangible assets	11,856
Property and equipment, net	24,072	20,799
Total Assets	1,437,695	1,530,467
Current liabilities
Accounts payable	28,664	36,802
Accrued liabilities	14,183	21,487
Deferred revenue	79,412	89,844
Total current liabiliities	135,048	148,133
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 31, 2019 and March 31, 2019.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2019 and March 31, 2019.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at June 30, 2019 and 8,136,348 shares as at March 31, 2019.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,963,912	2,963,912
Accumulated deficit	(20,728,253)	(20,622,106)
Accumulated other comprehensive income	(424,854)	(451,314)
Total shareholders' equity	1,302,647	1,382,334
Total liability and equity	$ 1,437,695	$ 1,530,467